Income Taxes (Details) - AutoLotto, Inc. [Member] $ in Millions	Dec. 31, 2020 USD ($)
Income Taxes (Details) [Line Items]
Net operating loss carry forwards	$ 61.5
Economic Security Act [Member]
Income Taxes (Details) [Line Items]
Net operating loss carry forwards	$ 37.8